Taxation - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax
Increase in net deferred tax assets through reorganisation	€ (398)
Deferred tax asset	520	€ 130
Unused tax losses	476	156
Unused tax losses without expiry date	384	€ 156
Unused tax losses for which no deferred tax asset has been recognized	39
Deferred tax liabilities have not been recognised	37
Within 1 year
Deferred tax
Unused tax losses	1
Later than 1 to 3 years
Deferred tax
Unused tax losses	4
Later than 3 to 4 years
Deferred tax
Unused tax losses	78
Later than 5 years
Deferred tax
Unused tax losses	9
Goodwill and intangible assets
Deferred tax
Increase in net deferred tax assets through reorganisation	€ (432)
Goodwill and intangible assets | Minimum
Deferred tax
Reversal Period	5 years
Goodwill and intangible assets | Maximum
Deferred tax
Reversal Period	15 years